ENTITY-WIDE DISCLOSURES - Schedule of Group's Revenue From External Customers That Are Divided Into Geographical Areas (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 30,276,027	$ 58,015,843	$ 85,756,916	$ 112,719,248
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	23,457,793	45,969,065	66,708,645	98,406,034
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 6,818,234	$ 12,046,778	$ 19,048,271	$ 14,313,214